Other assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other assets
17.	Other assets

	2022	2021
Current -
Interest receivable	$10,554	$4,791
Other	6,489	1,263

	17,043	6,054

Non-current -
Guarantee deposits	5,493	3,296
Deposits for litigation	8,300	7,590
Other	3,212	3,212

	17,005	14,098

	$34,048	$20,152

Guarantee deposits are mainly amounts paid to fuel suppliers, as required at the inception of the agreements (see note 23).
Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).